DEBT	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
DEBT
DEBT

7. DEBT

        Outstanding debt consisted of the following (dollars in millions):

	March 31, 2014	December 31, 2013
Senior Credit Facilities:
Term loans	$1,338	$1,351
Amounts outstanding under A/R programs	247	248
Senior notes	1,060	1,061
Senior subordinated notes	891	891
HPS (China) debt	40	40
Variable interest entities	238	247
Other	77	72

Total debt—excluding debt to affiliates	$3,891	$3,910

Total current portion of debt	$270	$277
Long-term portion	3,621	3,633

Total debt—excluding debt to affiliates	$3,891	$3,910

Total debt—excluding debt to affiliates	$3,891	$3,910
Notes payable to affiliates-current	100	100
Notes payable to affiliates-noncurrent	712	779

Total debt	$4,703	$4,789

DIRECT AND SUBSIDIARY DEBT

        Certain of our subsidiaries are designated as nonguarantor subsidiaries and have third-party debt agreements. These debt agreements contain certain restrictions with regard to dividends, distributions, loans or advances. In certain circumstances, the consent of a third party would be required prior to the transfer of any cash or assets from these subsidiaries to us.

Senior Credit Facilities

        As of March 31, 2014, our senior credit facilities ("Senior Credit Facilities") consisted of our revolving credit facility ("Revolving Facility"), our extended term loan B facility ("Extended Term Loan B"), our extended term loan B facility—series 2 ("Extended Term Loan B—Series 2") and our term loan C facility ("Term Loan C") as follows (dollars in millions):

Facility	Committed Amount		Principal Outstanding		Carrying Value		Interest Rate(2)	Maturity
Revolving Facility	$400	(1)	$—	(2)	$—	(2)	USD LIBOR plus 2.50%	2017
Extended Term Loan B	NA		952		951		USD LIBOR plus 2.50%	2017
Extended Term Loan B—Series 2	NA		339		339		USD LIBOR plus 2.75%	2017
Term Loan C	NA		50		48		USD LIBOR plus 2.25%	2016
(1)
We have commitments with certain financial institutions to provide for a $200 million increase to our Revolving Facility ("Revolving Increase") to an aggregate Revolving Facility committed amount of $600 million upon completion of the acquisition of the Performance Additives and Titanium Dioxide businesses of Rockwood Holdings, Inc.

(2)
We had no borrowings outstanding under our Revolving Facility; we had approximately $17 million (U.S. dollar equivalents) of letters of credit and bank guarantees issued and outstanding under our Revolving Facility.

(3)
The applicable interest rate of the Senior Credit Facilities is subject to certain secured leverage ratio thresholds. As of March 31, 2014, the weighted average interest rate on our outstanding balances under the Senior Credit Facilities was approximately 3%.

        Our obligations under the Senior Credit Facilities are guaranteed by substantially all of our domestic subsidiaries and certain of our foreign subsidiaries (collectively, the "Guarantors"), and are secured by a first priority lien on substantially all of our domestic property, plant and equipment, the stock of all of our material domestic subsidiaries and certain foreign subsidiaries, and pledges of intercompany notes between certain of our subsidiaries.

Amendment to the Credit Agreement

        On October 15, 2013, we entered into a tenth amendment to the agreement governing the Senior Credit Facilities (the "Credit Agreement"). The amendment, among other things, permits us to incur a senior secured term loan facility in an aggregate principal amount of $1.2 billion (the "New Term Loan") and to increase our Revolving Facility.

        We have entered into commitments with certain financial institutions to provide for the New Term Loan and provide for $200 million of the Revolving Increase. We intend to use the net proceeds of the New Term Loan, when funded, to pay the cash consideration related to the acquisition of the Performance Additives and Titanium Dioxide businesses of Rockwood Holdings, Inc. If the acquisition is not consummated, we may use the net proceeds to refinance certain of our indebtedness. These commitments will expire on September 17, 2014.

        The New Term Loan will mature on the seventh anniversary of the date such New Term Loan is funded and will amortize in aggregate annual amounts equal to 1% of the original principal amount of the New Term Loan, payable quarterly commencing with the first full fiscal quarter ended after the date the New Term Loan is funded. The Revolving Increase will mature on the same date as the Revolving Facility.

Redemption of Notes and Loss on Early Extinguishment of Debt

        We did not redeem or repurchase any of our notes during the three months ended March 31, 2014. During the three months ended March 31, 2013, we redeemed or repurchased the following notes (monetary amounts in millions):

Date of Redemption	Notes	Principal Amount of Notes Redeemed	Amount Paid (Excluding Accrued Interest)	Loss on Early Extinguishment of Debt
March 4, 2013	5.50% Senior Notes due 2016	$200	$200	$34

Variable Interest Entity Debt

        As of March 31, 2014, Arabian Amines Company had $166 million outstanding under its loan commitments and debt financing arrangements. Arabian Amines Company, our consolidated 50%-owned joint venture, is currently not in compliance with certain financial covenants under its loan commitments. We do not guarantee these loan commitments, and Arabian Amines Company is not a guarantor of any of our other debt obligations. Arabian Amines Company's noncompliance with its financial covenants does not affect any of our debt obligations. While the lenders under the loan commitments have agreed to certain modifications, we continue discussions with Arabian Amines Company's lenders and expect to resolve the noncompliance. As of March 31, 2014, the amounts outstanding under these loan commitments were classified as current in our condensed consolidated balance sheets (unaudited).

Note Payable from Huntsman International to Huntsman Corporation

        As of March 31, 2014, there was an $807 million loan outstanding owed by us to Huntsman Corporation (the "Intercompany Note"). The Intercompany Note is unsecured and $100 million of the outstanding amount is classified as current as of March 31, 2014 on our condensed consolidated balance sheets (unaudited). As of March 31, 2014, under the terms of the Intercompany Note, we promise to pay Huntsman Corporation interest on the unpaid principal amount at a rate per annum based on the previous monthly average borrowing rate obtained under our U.S. A/R Program, less 10 basis points (provided that the rate shall not exceed an amount that is 25 basis points less than the monthly average borrowing rate obtained for the U.S. LIBOR-based borrowings under our Revolving Facility).

COMPLIANCE WITH COVENANTS

        We believe that we are in compliance with the covenants contained in the agreements governing our material debt instruments, including our Senior Credit Facilities, our A/R Programs and our notes. However, Arabian Amines Company, our consolidated 50%-owned joint venture, is currently not in compliance with certain financial covenants contained under its loan commitments. See "—Variable Interest Entity Debt" above.

        Our material financing arrangements contain certain covenants with which we must comply. A failure to comply with a covenant could result in a default under a financing arrangement unless we obtained an appropriate waiver or forbearance (as to which we can provide no assurance). A default under these material financing arrangements generally allows debt holders the option to declare the underlying debt obligations immediately due and payable. Furthermore, certain of our material financing arrangements contain cross-default and cross-acceleration provisions under which a failure to comply with the covenants in one financing arrangement may result in an event of default under another financing arrangement.

        Our Senior Credit Facilities are subject to a single financial covenant (the "Leverage Covenant") which applies only to the Revolving Facility. The Leverage Covenant is applicable only if borrowings, letters of credit or guarantees are outstanding under the Revolving Facility (cash collateralized letters of credit or guarantees are not deemed outstanding). The Leverage Covenant is a net senior secured leverage ratio covenant which requires that Huntsman International's ratio of senior secured debt to EBITDA (as defined in the applicable agreement) is not more than 3.75 to 1.

        If in the future we fail to comply with the Leverage Covenant, then we may not have access to liquidity under our Revolving Facility. If we fail to comply with the Leverage Covenant at a time when we had uncollateralized loans or letters of credit outstanding under the Revolving Facility, Huntsman International would be in default under the Senior Credit Facilities, and, unless Huntsman International obtained a waiver or forbearance with respect to such default (as to which we can provide no assurance), Huntsman International could be required to pay off the balance of the Senior Credit Facilities in full, and we may not have further access to such facilities.

        The agreements governing our A/R Programs also contain certain receivable performance metrics. Any material failure to meet the applicable A/R Programs' metrics in the future could lead to an early termination event under the A/R Programs, which could require us to cease our use of such facilities, prohibiting us from additional borrowings against our receivables or, at the discretion of the lenders, requiring that we repay the A/R Programs in full. An early termination event under the A/R Programs would also constitute an event of default under our Senior Credit Facilities, which could require us to pay off the balance of the Senior Credit Facilities in full and could result in the loss of our Senior Credit Facilities.

13. DEBT

        Outstanding debt of consolidated entities consisted of the following (dollars in millions):

	December 31,
	2013	2012
Senior Credit Facilities:
Term loans	$1,351	$1,565
Amounts outstanding under A/R programs	248	241
Senior notes	1,061	568
Senior subordinated notes	891	892
HPS (China) debt	40	94
Variable interest entities	247	270
Other	72	72

Total debt—excluding debt to affiliates	$3,910	$3,702

Total current portion of debt	$277	$288
Long-term portion	3,633	3,414

Total debt—excluding debt to affiliates	$3,910	$3,702

Total debt—excluding debt to affiliates	$3,910	$3,702
Notes payable to affiliates-current	100	100
Notes payable to affiliates-noncurrent	779	599

Total debt	$4,789	$4,401

DIRECT AND SUBSIDIARY DEBT

Senior Credit Facilities

        As of December 31, 2013, our Senior Credit Facilities consisted of our Revolving Facility, our Extended Term Loan B, our Extended Term Loan B—Series 2 and our Term Loan C as follows (dollars in millions):

Facility	Committed Amount		Principal Outstanding		Carrying Value		Interest Rate(3)	Maturity
Revolving Facility	$400	(1)	$—	(2)	$—	(2)	USD LIBOR plus 2.50%	2017
Extended Term Loan B	NA		962		961		USD LIBOR plus 2.50%	2017
Extended Term Loan B—Series 2	NA		342		342		USD LIBOR plus 3.00%	2017
Term Loan C	NA		50		48		USD LIBOR plus 2.25%	2016
(1)
We have commitments with certain financial institutions to provide for a $200 million Revolving Increase to an aggregate Revolving Facility committed amount of $600 million upon completion of the acquisition of the Performance Additives and Titanium Dioxide businesses of Rockwood Holdings, Inc.

(2)
We had no borrowings outstanding under our Revolving Facility; we had approximately $17 million (U.S. dollar equivalents) of letters of credit and bank guarantees issued and outstanding under our Revolving Facility.

(3)
The applicable interest rate of the Senior Credit Facilities is subject to certain secured leverage ratio thresholds. As of December 31, 2013, the weighted average interest rate on our outstanding balances under the Senior Credit Facilities was approximately 3%.

        Our obligations under the Senior Credit Facilities are guaranteed by our guarantors, which consist of substantially all of our domestic subsidiaries and certain of our foreign subsidiaries, and are secured by a first priority lien on substantially all of our domestic property, plant and equipment, the stock of all of our material domestic subsidiaries and certain foreign subsidiaries, and pledges of intercompany notes between certain of our subsidiaries.

        On December 23, 2013, in conjunction with our 2021 Senior Notes issuance we repaid $368 million ($352 carrying value) of our Term Loan C. In connection with the repayment, we recognized a loss on early extinguishment of debt of approximately $16 million during the year ended December 31, 2013.

Amendment to Credit Agreement

        On October 15, 2013, we entered into a tenth amendment to the Credit Agreement. The amendment, among other things, permits us to incur the New Term Loan, a senior secured term loan facility in an aggregate principal amount of $1.2 billion, and to increase our Revolving Facility.

        We have entered into commitments with certain financial institutions to provide for the New Term Loan and provide for $200 million of the Revolving Increase. We intend to use the net proceeds of the New Term Loan, when funded, to pay the cash consideration related to our acquisition of the Performance Additives and Titanium Dioxide businesses of Rockwood Holdings, Inc. If the acquisition is not consummated, we may use the net proceeds to refinance certain or our indebtedness.

        The New Term Loan will mature on the seventh anniversary of the date such New Term Loan is funded and will amortize in aggregate annual amounts equal to 1% of the original principal amount of the New Term Loan, payable quarterly commencing with the first full fiscal quarter ended after the date the New Term Loan is funded. The Revolving Increase will mature on the same date as the Revolving Facility.

        On August 22, 2013, we entered into a ninth amendment to the Credit Agreement. The amendment provided for additional term loans in the amount of $100 million, the net proceeds of which were used for general corporate purposes. The additional term loans have identical terms to our Extended Term Loan B and are reflected as part of our Extended Term Loan B.

        On March 11, 2013, we entered into an eighth amendment to the Credit Agreement. The amendment provided for an additional term loan of $225 million, the net proceeds of which were used to repay in full the remaining $193 million principal amount under our then outstanding term loan B facility and for general corporate purposes. The additional term loan is recorded at its carrying value of $224 million as of December 31, 2013. The additional term loan has identical terms to our Extended Term Loan B and is reflected as part of our Extended Term Loan B. In connection with this debt repayment, we recognized a loss on early extinguishment of debt of approximately $1 million.

        In connection with these amendments and debt repayments, we recognized a loss on early extinguishment of debt with regard to our Senior Credit Facilities of approximately $17 million and $2 million during the years ended December 31, 2013 and 2012, respectively.

A/R Programs

        Our A/R Programs are structured so that we grant a participating undivided interest in certain of our trade receivables to the U.S. SPE and the EU SPE. We retain the servicing rights and a retained interest in the securitized receivables. Information regarding our A/R Programs as of December 31, 2013 was as follows (monetary amounts in millions):

Facility	Maturity	Maximum Funding Availability(1)	Amount Outstanding	Interest Rate(2)(3)
U.S. A/R Program	April 2016	$250	$90(4)	Applicable rate plus 1.10%
EU A/R Program	April 2016	€225 (approximately $311)	€114 (approximately $158)	Applicable rate plus 1.35%
(1)
The amount of actual availability under our A/R Programs may be lower based on the level of eligible receivables sold, changes in the credit ratings of our customers, customer concentration levels and certain characteristics of the accounts receivable being transferred, as defined in the applicable agreements.

(2)
Each interest rate is defined in the applicable agreements. In addition, the U.S. SPE and the EU SPE are obligated to pay unused commitment fees to the lenders based on the amount of each lender's commitment.

(3)
Applicable rate for our U.S. A/R Program is defined by the lender as USD LIBOR. Applicable rate for our EU A/R Program is either GBP LIBOR, USD LIBOR or EURIBOR.

(4)
As of December 31, 2013, we had approximately $7 million (U.S. dollar equivalents) of letters of credit issued and outstanding under our U.S. A/R Program.

        As of December 31, 2013 and 2012, $521 million and $520 million, respectively, of accounts receivable were pledged as collateral under our A/R Programs.

Amendments to A/R Programs

        On April 29, 2013, we entered into an amendment to the agreements governing our U.S. A/R Program. This amendment, among other things, extends the scheduled commitment termination date of our U.S. A/R Program by two years to April 2016, provides for additional availability under our U.S. A/R Program and reduces the applicable margin on borrowings to 1.10%.

        On April 29, 2013, we entered into an amendment to the agreements governing our EU A/R Program. This amendment, among other things, extends the scheduled commitment termination date of our EU A/R Program by two years to April 2016 and reduces the applicable margin on borrowings to 1.35%.

Notes

        As of December 31, 2013, we had outstanding the following notes (monetary amounts in millions):

Notes	Maturity	Interest Rate	Amount Outstanding
2021 Senior Notes	April 2021	5.125%	€300 (approximately $415)
2020 Senior Notes	November 2020	4.875%	$650 ($647 carrying value)
Senior Subordinated Notes	March 2020	8.625%	$350
Senior Subordinated Notes	March 2021	8.625%	$530 ($541 carrying value)

        Our notes are governed by indentures which impose certain limitations on us including, among other things limitations on the incurrence of debt, distributions, certain restricted payments, asset sales, and affiliate transactions. The notes are unsecured obligations and are guaranteed by certain subsidiaries named as guarantors.

        On December 23, 2013, we issued €300 million (approximately $415) aggregate principal amount of 2021 Senior Notes. We applied the net proceeds to redeem $368 million of our Term Loan C due 2016, pay associated accrued interest and for general corporate purposes.

        The 2021 Senior Notes bear interest at the rate of 5.125% per year payable semi-annually on April 15 and October 15 of each year and are due on April 15, 2021. We may redeem the 2021 Senior Notes in whole or in part at any time prior to January 15, 2021 at a price equal to 100% of the principal amount thereof plus a "make-whole" premium and accrued and unpaid interest.

        On March 4, 2013, pursuant to an indenture entered into on November 19, 2012, we issued $250 million aggregate principal amount of 2020 Senior Notes. The aggregate additional notes are recorded at carrying value of $247 million as of December 31, 2013. We applied the net proceeds to redeem the remaining $200 million in aggregate principal amount of our 2016 Senior Notes, to pay associated accrued interest and for general corporate purposes. We issued, on November 19, 2012, $400 million aggregate principal amount of 2020 Senior Notes.

        The 2020 Senior Notes bear interest at the rate of 4.875% per year payable semi-annually on May 15 and November 15 of each year and are due on November 15, 2020. We may redeem the 2020 Senior Notes in whole or in part at any time prior to August 17, 2020 at a price equal to 100% of the principal amount thereof plus a "make-whole" premium and accrued and unpaid interest.

        The 2021 Senior Notes and 2020 Senior Notes are general unsecured senior obligations of us and are guaranteed on a general unsecured senior basis by the Guarantors. The indentures impose certain limitations on the ability of us and our subsidiaries to, among other things, incur additional indebtedness secured by any principal properties, incur indebtedness of nonguarantor subsidiaries, enter into sale and leaseback transactions with respect to any principal properties and consolidate or merge with or into any other person or lease, sell or transfer all or substantially all of its properties and assets. Upon the occurrence of certain change of control events, holders of the 2021 Senior Notes and 2020 Senior Notes will have the right to require that we purchase all or a portion of such holder's 2020 Senior Notes in cash at a purchase price equal to 101% of the principal amount thereof plus accrued and unpaid interest to the date of repurchase.

Redemption of Notes and Loss on Early Extinguishment of Debt

        During the years ended December 31, 2013 and 2012, we redeemed or repurchased the following notes (monetary amounts in millions):

Date of Redemption	Notes	Principal Amount of Notes Redeemed	Amount Paid (Excluding Accrued Interest)	Loss on Early Extinguishment of Debt
March 4, 2013	5.50% Senior Notes due 2016	$200	$200	$34
December 3, 2012	5.50% Senior Notes due 2016	$400	$400	$77
March 26, 2012	7.50% Senior Subordinated Notes due 2015	€64 (approximately $86)	€65 (approximately $87)	$1

Variable Interest Entity Debt

        As of December 31, 2013, Arabian Amines Company had $169 million outstanding under its loan commitments and debt financing arrangements. Arabian Amines Company, our consolidated 50%-owned joint venture, is currently not in compliance with payment and other obligations under these loan commitments. We do not guarantee these loan commitments and Arabian Amines Company is not a guarantor of any of our other debt obligations, and the noncompliance with these financial covenants does not affect any of our other debt obligations. We are currently in discussions with the lenders under these loan commitments and expect to resolve the noncompliance. As of December 31, 2013, the amounts outstanding under these loan commitments were classified as current in our consolidated balance sheets and are comprised of the following:

  •
  A loan facility from Saudi Industrial Development Fund with SAR 451 million (approximately $120 million) outstanding. Repayment of the loan is to be made in semiannual installments with final maturity in 2019. The loan is secured by a mortgage over the fixed assets of the project and is 100% guaranteed by the Zamil Group, our 50% joint venture partner.

  •
  A multipurpose Islamic term facility with $49 million outstanding. This facility is scheduled to be repaid in semiannual installments with final maturity in 2022.

        As of December 31, 2013, Sasol-Huntsman, our consolidated 50%-owned venture has a facility agreement which included a €5 million (approximately $7 million) revolving facility and €56 million (approximately $78 million) outstanding under the term loan facility. The facility will be repaid over semiannual installments with the final repayment scheduled for December 2018. Obligations under the facility agreement are secured by, among other things, first priority right on the property, plant and equipment of Sasol-Huntsman.

Other Debt

        During the year ended December 31, 2013, HPS repaid $4 million and RMB 293 million (approximately $47 million) on term loans and working capital loans under its secured facilities. As of December 31, 2013, HPS had $4 million and RMB 61 million (approximately $10 million) outstanding under its debt facilities. The interest rate on these facilities is LIBOR plus 0.48% for U.S. dollar borrowings and approximately 90% of the Peoples Bank of China rate for RMB borrowings. As of December 31, 2013, the interest rate was approximately 1% for the U.S. dollar borrowings and approximately 6% for RMB borrowings.

        As of December 31, 2013, HPS has RMB 160 million (approximately $26 million) under its loan facility for working capital loans and discounting of commercial drafts, which is classified as current portion of debt in our consolidated balance sheets. Interest is calculated using a Peoples Bank of China rate plus the applicable margin. The average all-in rate as of December 31, 2013 was approximately 6%.

Note Payable from Huntsman International to Huntsman Corporation

        As of December 31, 2013, there was an $872 million loan outstanding owed by us to Huntsman Corporation. The Intercompany Note is unsecured and $100 million of the outstanding amount is classified as current as of December 31, 2013 in our consolidated balance sheets. As of December 31, 2013, under the terms of the Intercompany Note, we promise to pay Huntsman Corporation interest on the unpaid principal amount at a rate per annum based on the previous monthly average borrowing rate obtained under our U.S. A/R Program, less 10 basis points (provided that the rate shall not exceed an amount that is 25 basis points less than the monthly average borrowing rate obtained for the U.S. LIBOR-based borrowings under our Revolving Facility).

COMPLIANCE WITH COVENANTS

        We believe that we are in compliance with the covenants contained in the agreements governing our material debt instruments, including our Senior Credit Facilities, our A/R Programs and our notes. However, Arabian Amines Company, our consolidated 50%-owned joint venture, is currently not in compliance with certain financial covenants under its loan commitments. See "—Variable Interest Entity Debt" above.

        Our material financing arrangements contain certain covenants with which we must comply. A failure to comply with a covenant could result in a default under a financing arrangement unless we obtained an appropriate waiver or forbearance (as to which we can provide no assurance). A default under these material financing arrangements generally allows debt holders the option to declare the underlying debt obligations immediately due and payable. Furthermore, certain of our material financing arrangements contain cross-default and cross-acceleration provisions under which a failure to comply with the covenants in one financing arrangement may result in an event of default under another financing arrangement.

        Our Senior Credit Facilities are subject to the Leverage Covenant which applies only to the Revolving Facility. The Leverage Covenant is applicable only if borrowings, letters of credit or guarantees are outstanding under the Revolving Facility (cash collateralized letters of credit or guarantees are not deemed outstanding). The Leverage Covenant is a net senior secured leverage ratio covenant which requires that our ratio of senior secured debt to EBITDA (as defined in the applicable agreement) is not more than 3.75 to 1.

        If in the future we fail to comply with the Leverage Covenant, then we may not have access to liquidity under our Revolving Facility. If we fail to comply with the Leverage Covenant at a time when we have uncollateralized loans or letters of credit outstanding under the Revolving Facility, we would be in default under the Senior Credit Facilities, and, unless we obtain a waiver or forbearance with respect to such default (as to which we can provide no assurance), we could be required to pay off the balance of the Senior Credit Facilities in full, and we may not have further access to such facilities.

        The agreements governing our A/R Programs also contain certain receivable performance metrics. Any material failure to meet the applicable A/R Programs' metrics in the future could lead to an early termination event under the A/R Programs, which could require us to cease our use of such facilities, prohibiting us from additional borrowings against our receivables or, at the discretion of the lenders, requiring that we repay the A/R Programs in full. An early termination event under the A/R Programs would also constitute an event of default under our Senior Credit Facilities, which could require us to pay off the balance of the Senior Credit Facilities in full and could result in the loss of our Senior Credit Facilities.

MATURITIES

        The scheduled maturities of our debt (excluding debt to affiliates) by year as of December 31, 2013 are as follows (dollars in millions):

Year ending December 31,
2014	$277
2015	32
2016	326
2017	1,282
2018	23
Thereafter	1,970

$3,910